EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

21. EMPLOYEE BENEFITS

Full-time employees of the Group’s subsidiaries and VIE subsidiaries registered in the PRC are entitled to statutory staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These subsidiaries and VIE subsidiaries are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated statements of operations and comprehensive gain (loss) for such employee benefits amounted to RMB7.9 million, RMB4.5 million and RMB1.2 million (US$0.2 million) for the years ended December 31, 2018, 2019 and 2020, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.